UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


================================================================================


                                 [LOGO OMITTED]
                                      FMA
                                   ----------
                                   FIDUCIARY
                                   MANAGEMENT
                                   ASSOCIATES




                         -------------------------------
                           FMA SMALL COMPANY PORTFOLIO
                         -------------------------------
                         THE ADVISORS' INNER CIRCLE FUND



                               SEMI-ANNUAL REPORT
                                 April 30, 2006

================================================================================

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Statement of Net Assets ..................................................    2

Statement of Operations ..................................................    7

Statement of Changes in Net Assets .......................................    8

Financial Highlights .....................................................    9

Notes to Financial Statements ............................................   10

Disclosure of Portfolio Expenses .........................................   14

--------------------------------------------------------------------------------









The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-FMA-8333; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                     FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
Dear Shareholder:

The six-month period ended April 30, 2006 witnessed the continuation of the rally which began in the fourth quarter of 2005 generating small cap returns of over 20% from the low established on October 12, 2005. The small cap sector recorded the strongest returns among domestic equity asset classes, outperforming both the mid cap and large cap peer groups. For the six months ended April 30, 2006, the Russell 2000(R) Index provided an 18.91% return well in excess of the S&P 500 Index return of 9.64% and the Russell 2500(TM) Index return of 17.19%. Within the small cap market, growth investment strategies modestly outperformed value investment strategies with lower quality and non-earnings generating companies leading the small cap market higher.

We are pleased to report that the FMA Small Company Portfolio generated an 18.86% return for the six-month period. As economic growth and industrial commodity prices accelerated, market leadership reflected those trends with meaningful outperformance generated by the basic materials and capital goods sectors of the market. FMA's Small Company Portfolio benefited from its positioning in the cyclical sectors of the market in addition to its overweight position in technology, another market leading sector. Lastly, excellent stock selection was achieved in the healthcare, energy, consumer staples and transportation sectors of the market.

Following the strong performance over the past six months, investors are now focused on the prospects for economic activity, productivity, corporate earnings growth and inflation which are all likely to impact the timing of the completion of the Federal Reserve tightening process. Global economic growth remains strong within the industrial segments of the economy particularly the later stage economic industries such as non-residential construction. However, the residential housing market is decelerating with a potentially negative impact on consumer spending as consumers also defend against higher energy costs and interest rates. Inflation pressures continue to mount in several industrial commodities and seem to be creeping into many economic statistics. The equity markets have been comfortable with increasing inflation only if coupled with strong economic growth as an offset. This may change if inflation fears lead to a perception that the Federal Reserve will have to continue raising interest rates resulting in a significant downward adjustment to economic growth.

Our forecast for 2006 incorporates another year of positive equity market returns. The short-term direction of the market will be determined by the outcome of the issues highlighted earlier, particularly as market valuations increased throughout the rally. Importantly, FMA's focus will remain on identifying high quality companies that have the ability to consistently generate strong relative earnings growth as well as superior returns on investment. We think this investment approach will prove particularly successful as the economic and market cycle continues to mature.



Yours truly,

/s/ Kathryn A. Vorisek

Kathryn A. Vorisek


THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------
RUSSELL 2000(R) INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2500(TM) INDEX is a market capitalization-weighted index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND FUND                 FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 INDUSTRY WEIGHTINGS++
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
7.8%  Insurance
6.8%  Banks
6.2%  Real Estate Investment Trusts
4.9%  Medical Products & Services
4.4%  Business Services
4.4%  Energy Equipment & Services
4.2%  Healthcare
4.1%  Short-Term Investments
3.6%  Computer Software
3.4%  Aerospace & Defense
3.4%  Data Processing
3.2%  Food & Beverage
3.2%  Transportation Services
3.0%  Electrical Technology
2.9%  Chemicals
2.9%  Gas Utilities
2.8%  Exchange Traded Fund
2.1%  Semi Conductors
1.9%  Building & Construction Supplies
1.8%  Machinery
1.7%  Apparel/Textiles
1.7%  Building & Construction
1.5%  Communications Technology
1.5%  Drugs
1.5%  Industrial
1.5%  Office Furniture & Fixtures
1.5%  Oil & Gas
1.5%  Telecommunication Services
1.5%  Restaurants
1.5%  Utilities - Electrical
1.4%  Consumer Products
1.4%  Leasing & Renting
1.4%  Utilities
1.2%  Materials & Processing
1.1%  Communications Equipment
1.1%  Retail
 ++ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK - 94.6%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

   AEROSPACE & DEFENSE -- 3.5%
   Moog, Cl A* ........................................   104,300  $  3,906,035
   Woodward Governor ..................................    87,242     2,988,039
                                                                   ------------
                                                                      6,894,074
                                                                   ------------
   APPAREL/TEXTILES -- 1.7%
   Wolverine World Wide ...............................   136,600     3,393,144
                                                                   ------------
   BANKS -- 6.9%
   East West Bancorp ..................................    73,200     2,903,844
   Hanmi Financial ....................................   161,668     3,149,293
   Placer Sierra Bancshares ...........................   109,900     2,917,845
   Prosperity Bancshares ..............................    89,400     2,914,440
   Provident Bankshares ...............................    53,900     1,873,564
                                                                   ------------
                                                                     13,758,986
                                                                   ------------
   BUILDING & CONSTRUCTION -- 1.9%
   URS* ...............................................    87,300     3,760,011
                                                                   ------------
   BUILDING & CONSTRUCTION SUPPLIES -- 1.8%
   Interline Brands* ..................................   131,100     3,513,480
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND FUND                 FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

   BUSINESS SERVICES -- 4.5%
   Chemed .............................................    53,100  $  2,893,419
   Gevity HR ..........................................   122,450     3,145,740
   Rollins ............................................   143,500     2,905,875
                                                                   ------------
                                                                      8,945,034
                                                                   ------------
   CHEMICALS -- 3.0%
   Rockwood Holdings* .................................   128,000     3,042,560
   Tronox, Cl A* ......................................   163,700     2,848,380
                                                                   ------------
                                                                      5,890,940
                                                                   ------------
   COMMUNICATIONS EQUIPMENT -- 1.2%
   CommScope* .........................................    69,900     2,310,195
                                                                   ------------
   COMMUNICATIONS TECHNOLOGY -- 1.5%
   Anixter International ..............................    59,600     3,030,064
                                                                   ------------
   COMPUTER SOFTWARE -- 3.6%
   MRO Software* ......................................   164,804     3,134,572
   SRA International, Cl A* ...........................   125,300     4,012,106
                                                                   ------------
                                                                      7,146,678
                                                                   ------------
   CONSUMER PRODUCTS -- 1.5%
   Jarden* ............................................    85,350     2,901,900
                                                                   ------------
   DATA PROCESSING -- 3.4%
   Jack Henry & Associates ............................   125,400     2,815,230
   Kronos* ............................................    87,255     3,982,318
                                                                   ------------
                                                                      6,797,548
                                                                   ------------
   DRUGS -- 1.5%
   Noven Pharmaceuticals* .............................   161,558     3,053,446
                                                                   ------------
   ELECTRICAL TECHNOLOGY -- 3.1%
   Coherent* ..........................................    91,700     3,393,817
   Flir Systems* ......................................   111,300     2,721,285
                                                                   ------------
                                                                      6,115,102
                                                                   ------------
   ENERGY EQUIPMENT & SERVICES -- 4.4%
   Oceaneering International* .........................    49,500     3,020,985
   W-H Energy Services* ...............................    65,400     3,286,350
   World Fuel Services ................................    61,900     2,478,476
                                                                   ------------
                                                                      8,785,811
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND FUND                 FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

   FOOD & BEVERAGE -- 3.2%
   Hain Celestial Group* ..............................    86,482  $  2,326,366
   J&J Snack Foods ....................................    63,420     2,172,135
   Ralcorp Holdings* ..................................    51,000     1,901,280
                                                                   ------------
                                                                      6,399,781
                                                                   ------------
   GAS UTILITIES -- 2.9%
   New Jersey Resources ...............................    65,700     2,908,539
   Northwest Natural Gas ..............................    84,000     2,901,360
                                                                   ------------
                                                                      5,809,899
                                                                   ------------
   HEALTHCARE -- 4.2%
   Healthways .........................................    58,500     2,870,010
   Integra LifeSciences Holdings* .....................    70,000     2,937,200
   PolyMedica .........................................    63,300     2,614,923
                                                                   ------------
                                                                      8,422,133
                                                                   ------------
   INDUSTRIAL -- 1.5%
   Actuant, Cl A ......................................    46,500     2,973,675
                                                                   ------------
   INSURANCE -- 7.9%
   Delphi Financial Group .............................    73,400     3,845,426
   Philadelphia Consolidated Holding* .................    91,800     3,041,334
   ProAssurance* ......................................    54,400     2,740,672
   Universal American Financial* ......................   198,800     2,930,312
   USI Holdings* ......................................   207,100     3,147,920
                                                                   ------------
                                                                     15,705,664
                                                                   ------------
   LEASING & RENTING -- 1.4%
   Williams Scotsman International* ...................   113,200     2,781,324
                                                                   ------------
   MACHINERY -- 1.9%
   Astec Industries* ..................................    93,361     3,673,755
                                                                   ------------
   MATERIALS & PROCESSING -- 1.3%
   Clarcor ............................................    71,700     2,509,500
                                                                   ------------
   MEDICAL PRODUCTS & SERVICES -- 5.0%
   Arrow International ................................    93,000     2,904,390
   Haemonetics* .......................................    72,200     3,934,900
   Kensey Nash* .......................................    98,772     2,979,951
                                                                   ------------
                                                                      9,819,241
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND FUND                 FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

   OFFICE FURNITURE & FIXTURES -- 1.5%
   Knoll* .............................................   136,500  $  2,968,875
                                                                   ------------
   OIL & GAS -- 1.5%
   Energy Partners* ...................................   114,100     2,942,639
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 6.3%
   EastGroup Properties ...............................    63,400     2,832,078
   Equity Inns ........................................   176,200     2,854,440
   Home Properties of New York ........................    58,900     2,946,178
   Pennsylvania Real Estate Investment Trust ..........    93,000     3,772,080
                                                                   ------------
                                                                     12,404,776
                                                                   ------------
   RESTAURANTS -- 1.5%
   Sonic* .............................................    88,200     2,990,862
                                                                   ------------
   RETAIL -- 1.2%
   Tuesday Morning ....................................   122,500     2,321,375
                                                                   ------------
   SEMI CONDUCTORS -- 2.1%
   ATMI* ..............................................    78,000     2,215,200
   Microsemi* .........................................    71,818     1,962,068
                                                                   ------------
                                                                      4,177,268
                                                                   ------------
   TELECOMMUNICATION SERVICES -- 1.5%
   j2 Global Communications* ..........................    59,700     2,930,673
                                                                   ------------
   TRANSPORTATION SERVICES -- 3.3%
   Aviall* ............................................    75,300     2,838,810
   Forward Air ........................................    51,900     2,084,823
   Wright Express* ....................................    51,600     1,588,764
                                                                   ------------
                                                                      6,512,397
                                                                   ------------
   UTILITIES -- 1.4%
   Consolidated Communications Holdings + .............   182,200     2,769,440
                                                                   ------------
   UTILITIES - ELECTRICAL -- 1.5%
   PNM Resources ......................................   119,900     3,034,669
                                                                   ------------
      TOTAL COMMON STOCK
         (Cost $165,623,808) ..........................             187,444,359
                                                                   ------------
--------------------------------------------------------------------------------
 EXCHANGE TRADED FUND -- 2.9%
--------------------------------------------------------------------------------
   iShares Russell 2000 Index Fund
      (Cost $5,681,680) ...............................    75,200     5,730,240
                                                                   -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND FUND                 FMA SMALL COMPANY PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS (A) -- 4.2%
--------------------------------------------------------------------------------

                                                         SHARES        VALUE
                                                       ----------  ------------

   HighMark 100% U.S. Treasury Money Market Fund,
      Fiduciary Shares, 4.19% .........................   442,379  $    442,379
   HighMark U.S. Government Money Market Fund,
      Fiduciary Shares, 4.33% ......................... 7,826,947     7,826,947
                                                                   ------------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $8,269,326) ............................               8,269,326
                                                                   ------------
      TOTAL INVESTMENTS -- 101.7%
         (Cost $179,574,814) ..........................             201,443,925
                                                                   ------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES --  (1.7)%
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased ........              (7,302,952)
   Investment Advisory Fees Payable ...................                (116,075)
   Payable for Fund Shares Redeemed ...................                 (34,599)
   Administration Fees Payable ........................                 (18,572)
   Chief Compliance Officer Fees Payable ..............                  (7,655)
   Trustees' Fees Payable .............................                  (2,408)
   Other Assets and Liabilities, Net ..................               4,098,929
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES .................              (3,383,332)
                                                                   ------------
      NET ASSETS -- 100.0% ............................            $198,060,593
                                                                   ============
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ....................................            $157,487,057
   Accumulated net investment loss ....................                (115,503)
   Accumulated net realized gain on investments .......              18,819,928
   Net unrealized appreciation on investments .........              21,869,111
                                                                   ------------
      NET ASSETS ......................................            $198,060,593
                                                                   ============
   INSTITUTIONAL CLASS SHARES
      Outstanding Shares of Beneficial Interest
         (unlimited authorization -- no par value) ....               8,757,882
   NET ASSET VALUE, Offering and Redemption Price Per Share              $22.62
                                                                         ======
  *  NON-INCOME PRODUCING SECURITY
  + SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2006, WAS $2,769,440 AND REPRESENTS 1.40% OF NET ASSETS.
(A)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
 CL  CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND      FMA SMALL COMPANY PORTFOLIO FOR THE
                                     SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................   $   712,751
                                                                   -----------
   TOTAL INVESTMENT INCOME .....................................       712,751
                                                                   -----------
EXPENSES
Investment Advisory Fees .......................................       642,358
Administration Fees ............................................       102,778
Chief Compliance Officer Fees ..................................         3,662
Trustees' Fees .................................................         2,208
Shareholder Servicing Fees .....................................       197,466
Transfer Agent Fees ............................................        37,677
Printing Fees ..................................................        30,054
Legal Fees .....................................................        10,177
Registration and Filing Fees ...................................        10,076
Audit Fees .....................................................         8,726
Custodian Fees .................................................         6,903
Other Expenses .................................................         1,924
                                                                   -----------
   TOTAL EXPENSES ..............................................     1,054,009
Less:
Fees Paid Indirectly -- Note 4 .................................       (38,127)
                                                                   -----------
   NET EXPENSES ................................................     1,015,882
                                                                   -----------
NET INVESTMENT LOSS ............................................      (303,131)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ...............................    18,928,521
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ...........    11,142,642
                                                                   -----------
NET GAIN ON INVESTMENTS ........................................    30,071,163
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $29,768,032
                                                                   ===========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                     ENDED           YEAR ENDED
                                                                                APRIL 30, 2006       OCTOBER 31,
                                                                                  (UNAUDITED)           2005
                                                                                -------------       ------------

OPERATIONS:
   Net Investment Income (Loss) ..............................................    $   (303,131)     $    157,102
   Net Realized Gain on Investments ..........................................      18,928,521        25,935,684
   Net Change in Unrealized Appreciation (Depreciation) on Investments .......      11,142,642        (7,197,179)
                                                                                  ------------      ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................      29,768,032        18,895,607
                                                                                  ------------      ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................................................              --          (111,482)
   Capital Gains .............................................................     (25,776,311)      (33,367,973)
                                                                                  ------------      ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .........................................     (25,776,311)      (33,479,455)
                                                                                  ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................................      32,806,431        38,905,089
   In Lieu of Cash Distributions .............................................      24,773,526        32,170,755
   Redeemed ..................................................................     (26,350,033)      (85,562,131)
                                                                                  ------------      ------------
   Net Increase (Decrease) from Capital Share Transactions ...................      31,229,924       (14,486,287)
                                                                                  ------------      ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS .................................      35,221,645       (29,070,135)
NET ASSETS:
   Beginning of Period .......................................................     162,838,948       191,909,083
                                                                                  ------------      ------------
   End of Period (including (Accumulated Net Investment Loss) Undistributed
     Net Investment Income of $(115,503) and $163,022, respectively) .........    $198,060,593      $162,838,948
                                                                                  ============      ============
SHARE TRANSACTIONS:
   Issued ....................................................................       1,502,403         1,695,196
   In Lieu of Cash Distributions .............................................       1,236,204         1,483,365
   Redeemed ..................................................................      (1,251,658)       (3,981,060)
                                                                                  ------------      ------------
   Net Increase (Decrease) in Shares Outstanding from Share Transactions .....       1,486,949          (802,499)
                                                                                  ============      ============



AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         SELECTED PER SHARE DATA & RATIOS
                                                                             FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  SIX MONTHS
                                                    ENDED
                                                   APRIL 30,                        YEARS ENDED OCTOBER 31,
                                                     2006          --------------------------------------------------------
                                                  (UNAUDITED)        2005         2004        2003       2002(1)     2001
                                                  -----------      --------    --------    --------     --------   --------
Net Asset Value, Beginning of Year                  $  22.40       $  23.77    $  20.08    $  16.18     $  16.61   $  16.46
                                                    --------       --------    --------    --------     --------   --------
Income from Investment Operations:
   Net Investment Income (Loss) ................       (0.04)(2)       0.03(2)    (0.04)(2)    0.01         0.06       0.08
   Net Realized and Unrealized Gain (Loss) .....        3.81(2)        2.47(2)     3.74(2)     3.92        (0.44)      0.18++
                                                    --------       --------    --------    --------     --------   --------
   Total from Investment Operations ............        3.77           2.50        3.70        3.93        (0.38)      0.26
                                                    --------       --------    --------    --------     --------   --------
Dividends and Distributions:
   Net Investment Income .......................          --          (0.01)      (0.01)      (0.03)       (0.05)     (0.10)
   Capital Gains ...............................       (3.55)         (3.86)         --          --           --         --
   Return of Capital ...........................          --             --          --          --*          --      (0.01)
                                                    --------       --------    --------    --------     --------   --------
   Total Dividends and Distributions ...........       (3.55)         (3.87)      (0.01)      (0.03)       (0.05)     (0.11)
                                                    --------       --------    --------    --------     --------   --------
Net Asset Value, End of Year ...................    $  22.62       $  22.40    $  23.77    $  20.08     $  16.18   $  16.61
                                                    ========       ========    ========    ========     ========   ========
TOTAL RETURN+ ..................................       18.86%         11.07%      18.40%+++   24.30%+++    (2.34)%     1.57%
                                                    ========       ========    ========    ========     ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (Thousands) ............    $198,061       $162,839    $191,909    $169,003     $136,326   $140,794
Ratio of Expenses to Average Net Assets ........        1.19%(3)       1.20%       1.20%       1.20%        1.13%      1.14%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly).        1.23%(3)**     1.25%       1.24%**     1.27%        1.13%      1.14%
Ratio of Net Investment Income (Loss)
   to Average Net Assets .......................       (0.35)%(3)      0.09%      (0.18)%      0.01%        0.31%      0.42%
Portfolio Turnover Rate ........................          66%           169%        145%        107%          99%        99%

  *  INCLUDES RETURN OF CAPITAL OF $0.0035.
 ** FOR THE SIX MONTHS ENDED APRIL 30, 2006 AND THE YEAR ENDED OCTOBER 31, 2004, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS (EXCLUDING WAIVERS AND FEES PAID INDIRECTLY) EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD HAVE BEEN 1.19% AND 1.22%, RESPECTIVELY.
  + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE PORTFOLIO'S SHARES. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
 ++ THE AMOUNT SHOWN FOR THE PERIOD FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATED NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF PORTFOLIO SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.
+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIODS INDICATED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM FMA SMALL COMPANY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND FMA SMALL COMPANY PORTFOLIO PRIOR TO ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM FMA SMALL COMPANY PORTFOLIO.
(2)  PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.
(3)  ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 portfolios. The financial statements herein are those of the FMA Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Portfolio. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio will distribute substantially all of its net investment income, if any, quarterly. Any net realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from REITs held by the Portfolio.

     INVESTMENTS IN REITS -- With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DIRECTED BROKERAGE, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2006, the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Portfolio directs certain portfolio trades to SEI Brokerage, via a network of executing brokers, who pay a portion of their expenses. Under this arrangement, the Portfolio had expenses reduced by $34,689, which was used to pay administration expenses. The Portfolio also earned cash management credits which are used to offset transfer agent

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
expenses. During the period the Portfolio had transfer agent expenses reduced by $3,438. These amounts are listed as "Fees Paid Indirectly" on the Statement of Operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Fiduciary Management Associates, LLC (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the Portfolio's average daily net assets. Prior to April 1, 2006, the Adviser had voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses from exceeding 1.20% of the Portfolio's average daily net assets. Effective April 1, 2006, the Adviser discontinued its voluntary expense cap.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:
For the six months ended April 30, 2006, the Portfolio made purchases of $117,377,506 and sales of $111,435,899 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
Permanent book and tax differences relating to distributions received from REITs resulted in a reclassification of $24,606 to undistributed net investment income and a reclassification of $(24,606) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the years ended October 31, 2005 and October 31, 2004, were as follows:

                    ORDINARY            LONG-TERM
                     INCOME            CAPITAL GAIN                 TOTAL
                   -----------         ------------              -----------
2005               $16,665,291          $16,814,164              $33,479,455
2004                    43,704                   --                   43,704

As of October 31, 2005, total Distributable Earnings were as follows:

Undistributed Ordinary Income                   $12,157,513
Undistributed Long-Term Capital Gain             13,618,140
Unrealized Appreciation                          10,806,162
                                                -----------
Total Distributable Earnings                    $36,581,815
                                                ===========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2006, were as follows:

        FEDERAL            APPRECIATED         DEPRECIATED       NET UNREALIZED
       TAX COST            SECURITIES          SECURITIES         APPRECIATION
     ------------          -----------       --------------       ------------
     $179,635,101          $24,473,544        $(2,664,720)         $21,808,824

8. OTHER:

At April 30, 2006, 67% of total shares outstanding were held by two shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS' INNER CIRCLE FUND                      FMA SMALL COMPANY PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                                BEGINNING     ENDING       ANNUALIZED    EXPENSE
                                 ACCOUNT      ACCOUNT        EXPENSE      PAID
                                  VALUE        VALUE         RATIOS      DURING
                                11/01/05      4/30/06    FOR THE PERIOD  PERIOD*
--------------------------------------------------------------------------------
FMA SMALL COMPANY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN        $1,000.00    $1,188.60        1.19%        $6.46
HYPOTHETICAL 5% RETURN          1,000.00     1,018.89        1.19          5.96
--------------------------------------------------------------------------------
*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NOTES

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

                          FMA SMALL COMPANY PORTFOLIO:
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-FMA-8333


                                    ADVISER:
                      Fiduciary Management Associates, LLC
                        55 West Monroe Street, Suite 2550
                             Chicago, IL 60603-5093


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








This information must be preceded or accompanied by a current prospectus for the
                              Portfolio described.




FMA-SA-001-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.